Affiliated companies and other equity-method investees - Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees (Detail) - Affiliated companies and other equity-method investees [Member] - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 340,909	¥ 357,751
Fair value	¥ 768,389	¥ 511,667